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                                 PACIFIC VALUE

         Individual Flexible Premium Deferred Variable Annuity Contract

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999

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
                                              This supplement changes the Prospectus to reflect the following effective
                                              January 1, 2000:

                                              --------------------------------------------------------------------------------

Two New Variable Investment                   The two new Variable Investment Options are added to the list on page 1 of the
Options Are Available                         Prospectus.
 . Diversified Research
 . International Large-Cap

                                              --------------------------------------------------------------------------------

The Growth Variable Account Is                As of October 1, 1999, the Growth Variable Account is available as an
Added as a Variable Investment                additional Variable Investment Option. The Growth Variable Account invests in
Option                                        the Growth Portfolio of the Fund. References to the 17 Variable Investment
                                              Options or Subaccounts throughout the Prospectus are changed to refer to 20
                                              Variable Investment Options or Subaccounts.

                                              --------------------------------------------------------------------------------

The Names of Two Variable                     The Growth Variable Investment Option is now called the Small-Cap Equity
Investment Options Are Changed                Variable Investment Option.

                                              The International Variable Investment Option is now called the International
                                              Value Variable Investment Option.

                                              These new names reflect the change in name of the underlying Portfolios of
                                              Pacific Select Fund. Throughout the Prospectus or supplement thereof, any reference to the Growth or International Portfolio, Subaccount or Variable
                                              Investment Option is changed to refer to the Small-Cap Equity or International
                                              Value Portfolio, Subaccount or Variable Investment Option, respectively.

                                              --------------------------------------------------------------------------------

An Overview of Pacific Value Is               The following is added to the chart under Fees and Expenses Paid by the Pacific
Amended                                       Select Fund:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee Other Expenses Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Diversified Research*        0.90%         0.05%           0.95%
                                              International Large-Cap*     1.05%         0.15%           1.20%
                                              Small-Cap Equity             0.65%         0.05%           0.70%

                                              * Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 3,
                                                2000. See page 7 of the Prospectus for information about expense caps through
                                                December 31, 2000 for these Portfolios.

                                              + Effective January 1, 2000, the Fund will implement a brokerage enhancement
                                                12b-1 plan, under which brokerage transactions may be placed with broker-
                                                dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                                              The expenses for Equity Index in the chart under Fees and Expenses Paid by the
                                              Pacific Select Fund are replaced with the following:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee Other Expenses Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Equity Index                 0.25%         0.05%           0.30%
                                                                                                                              1
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
                                              The following is added to Examples:

                                              The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                                              These examples assume that the Investment Options have an annual return of 5%.

                                              without any Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider
                                              (PDBR) and the Guaranteed Income Advantage Rider.

                                              with SDBR reflects the expenses you would pay if you bought the Stepped-Up
                                              Death Benefit Rider, but not the GIA Rider or PDBR. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                                              with PDBR reflects the expenses you would pay if you bought the optional
                                              Premier Death Benefit Rider, but not the GIA Rider or SDBR. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                                              with GIA Rider reflects the expenses you would pay if you bought the optional
                                              Guaranteed Income Advantage Rider, but not the optional SDBR or PDBR.

                                              with SDBR and GIA Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Income Advantage
                                              Rider.

                                              with PDBR and GIA Rider reflects the expenses you would pay if you bought the
                                              Premier Death Benefit Rider and the Guaranteed Income Advantage Rider.
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2
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
                                               These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                                               --------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                                               Expenses if you      Expenses if you      surrender, but left
                                                               annuitized           surrendered          the money in your
                                                               your Contract ($)    your Contract ($)    Contract ($)
                                               --------------------------------------------------------------------------------
                                               Variable
                                               Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                                               --------------------------------------------------------------------------------
                                               Diversified
                                               Research
                                               without any
                                               Rider           87    73  125  268   87   136  170  268   24    73  125  268
                                               with SDBR       89    79  135  288   89   142  180  288   26    79  135  288
                                               with PDBR       90    84  143  303   90   147  188  303   27    84  143  303
                                               with GIA Rider  90    82  141  298   90   145  186  298   27    82  141  298
                                               with SDBR and
                                               GIA Rider       92    88  150  317   92   151  195  317   29    88  150  317
                                               with PDBR and
                                               GIA Rider       93    93  158  332   93   156  203  332   30    93  158  332
                                               --------------------------------------------------------------------------------
                                               Small-Cap Equity
                                               without any
                                               Rider           84    66  113  243   84   129  158  243   21    66  113  243
                                               with SDBR       86    72  123  263   86   135  168  263   23    72  123  263
                                               with PDBR       88    76  130  278   88   139  175  278   25    76  130  278
                                               with GIA Rider  87    75  128  273   87   138  173  273   24    75  128  273
                                               with SDBR and
                                               GIA Rider       89    81  138  293   89   144  183  293   26    81  138  293
                                               with PDBR and
                                               GIA Rider       91    85  145  308   91   148  190  308   28    85  145  308
                                               --------------------------------------------------------------------------------
                                               International Large-Cap
                                               without any
                                               Rider           89    81  138  293   89   144  183  293   26    81  138  293
                                               with SDBR       91    87  148  312   91   150  193  312   28    87  148  312
                                               with PDBR       93    91  155  326   93   154  200  326   30    91  155  326
                                               with GIA Rider  92    90  153  322   92   153  198  322   29    90  153  322
                                               with SDBR and
                                               GIA Rider       94    96  163  341   94   159  208  341   31    96  163  341
                                               with PDBR and
                                               GIA Rider       96   100  170  355   96   163  215  355   33   100  170  355
                                               --------------------------------------------------------------------------------
                                               Equity Index
                                               without any
                                               Rider           80    54   92  201   80   117  137  201   17    54   92  201
                                               with SDBR       82    60  103  222   82   123  148  222   19    60  103  222
                                               with PDBR       84    64  110  237   84   127  155  237   21    64  110  237
                                               with GIA Rider  83    63  108  233   83   126  153  233   20    63  108  233
                                               with SDBR and
                                               GIA Rider       85    69  118  253   85   132  163  253   22    69  118  253
                                               with PDBR and
                                               GIA Rider       87    73  126  268   87   136  171  268   24    73  126  268
                                               --------------------------------------------------------------------------------

                                               --------------------------------------------------------------------------------

The Following Portfolios Have New              Alliance Capital Management L.P. is the Portfolio Manager of the Emerging
Portfolio Managers                             Markets Portfolio.

                                               Mercury Asset Management US is the Portfolio Manager of the Equity Index and
                                               Small-Cap Index Portfolios.

                                               --------------------------------------------------------------------------------

Your Investment Options Is Amended             The chart on page 10 of the Prospectus is replaced with the chart on page 4 of this supplement.

                                               The second sentence under The Investment Adviser is replaced with the following:

                                               We and the Fund have retained other portfolio managers, supervised by us, for eighteen of the Portfolios.

                                               --------------------------------------------------------------------------------

Charges and Deductions: Withdrawal             The third sentence of How the Charge is Determined is replaced with:
Charge Is Amended
                                               A Purchase Payment is "age one" from the day it is effective until the beginning of the day preceding your next Contract Anniversary; beginning on the day preceding that Contract Anniversary, your Payment will have an "age of two", and increases in age on the day preceding each Contract Anniversary.

                                                                                                                              3
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  THE FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ
CAREFULLY BEFORE INVESTING.

                                                     Primary Investments
    Portfolio                Objective           (under normal circumstances) Portfolio Manager
---------------------------------------------------------------------------------------------------
 Aggressive Equity Capital appreciation.         Equity securities of small   Alliance Capital
                                                 emerging-growth companies    Management L.P.
                                                 and medium-sized
                                                 companies.
---------------------------------------------------------------------------------------------------
 Emerging Markets  Long-term growth of capital.  Equity securities of         Alliance Capital
                                                 companies that are located   Management L.P.
                                                 in countries generally
                                                 regarded as "emerging
                                                 market" countries.
---------------------------------------------------------------------------------------------------
 Diversified       Long-term growth of capital.  Equity securities of U.S.    Capital Guardian
 Research                                        companies and securities     Trust Company
                                                 whose principal markets
                                                 are in the U.S.
---------------------------------------------------------------------------------------------------
 Small-Cap Equity  Growth of capital.            Equity securities of         Capital Guardian
 (formerly called                                smaller and medium-sized     Trust Company
 Growth)                                         companies.
---------------------------------------------------------------------------------------------------
 International     Long-term growth of capital.  Equity securities of non-    Capital Guardian
 Large-Cap                                       U.S. companies and           Trust Company
                                                 securities whose principal
                                                 markets are outside of the
                                                 U.S.
---------------------------------------------------------------------------------------------------
 Bond and Income   Total return and income       A wide range of fixed        Goldman Sachs
                   consistent with prudent       income securities with       Asset Management
                   investment management.        varying terms to maturity,
                                                 with an emphasis on long-
                                                 term bonds.
---------------------------------------------------------------------------------------------------
 Equity            Capital appreciation.         Equity securities of large   Goldman Sachs
                   Current income is of          U.S. growth-oriented         Asset Management
                   secondary importance.         companies.
---------------------------------------------------------------------------------------------------
 Multi-Strategy    High total return.            A mix of equity and fixed    J.P. Morgan
                                                 income securities.           Investment Management
                                                                              Inc.
---------------------------------------------------------------------------------------------------
 Equity Income     Long-term growth of capital   Equity securities of large   J.P. Morgan
                   and income.                   and medium-sized dividend-   Investment Management
                                                 paying U.S. companies.       Inc.
---------------------------------------------------------------------------------------------------
 Growth LT         Long-term growth of capital   Equity securities of a       Janus Capital
                   consistent with the           large number of companies    Corporation
                   preservation of capital.      of any size.
---------------------------------------------------------------------------------------------------
 Mid-Cap Value     Capital appreciation.         Equity securities of         Lazard Asset
                                                 medium-sized U.S.            Management
                                                 companies believed to be
                                                 undervalued.
---------------------------------------------------------------------------------------------------
 Equity Index      Investment results that       Equity securities of         Mercury Asset
                   correspond to the total       companies that are           Management US
                   return of common stocks       included in the Standard &
                   publicly traded in the U.S.   Poor's 500 Composite Stock
                                                 Price Index.
---------------------------------------------------------------------------------------------------
 Small-Cap Index   Investment results that       Equity securities of         Mercury Asset
                   correspond to the total       companies that are           Management US
                   return of an index of small   included in the Russell
                   capitalization companies.     2000 Small Stock Index.
---------------------------------------------------------------------------------------------------
 REIT              Current income and long-term  Equity securities of real    Morgan Stanley Asset
                   capital appreciation.         estate investment trusts.    Management
---------------------------------------------------------------------------------------------------
 International     Long-term capital             Equity securities of         Morgan Stanley Asset
 Value             appreciation primarily        companies of any size        Management
 (formerly called  through investment in equity  located in developed
 International)    securities of corporations    countries outside of the
                   domiciled in countries other  U.S.
                   than the United States.
---------------------------------------------------------------------------------------------------
 Government        Maximize total return         Fixed income securities      Pacific Investment
 Securities        consistent with prudent       that are issued or           Management Company
                   investment management.        guaranteed by the U.S.
                                                 government, its agencies
                                                 or government-sponsored
                                                 enterprises.
---------------------------------------------------------------------------------------------------
 Managed Bond      Maximize total return         Medium and high-quality      Pacific Investment
                   consistent with prudent       fixed income securities      Management Company
                   investment management.        with varying terms to
                                                 maturity.
---------------------------------------------------------------------------------------------------
 Money Market      Current income consistent     Highest quality money        Pacific Life
                   with preservation of          market instruments
                   capital.                      believed to have limited
                                                 credit risk.
---------------------------------------------------------------------------------------------------
 High Yield Bond   High level of current         Fixed income securities      Pacific Life
                   income.                       with lower and medium-
                                                 quality credit ratings and
                                                 intermediate to long terms
                                                 to maturity.
---------------------------------------------------------------------------------------------------
 Large-Cap Value   Long-term growth of capital.  Equity securities of large   Salomon Brothers
                   Current income is of          U.S. companies.              Asset Management Inc
                   secondary importance.
--------------------------------------------------------------------------------------------------
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4
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Form No. PV121799